SECURITIES AVAILABLE FOR SALE (Tables)	12 Months Ended
Sep. 30, 2013
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Summary of Securities Available for Sale

The following tables present a summary of securities available for sale. Dollar amounts are expressed in thousands.

	September 30, 2013
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Corporate debt securities	$67,320	2,482	692	69,110
U.S. government sponsored agency securities	187,087	322	4,245	183,164
Municipal securities	422	—	—	422

Total	$254,829	2,804	4,937	252,696

	September 30, 2012
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Corporate debt securities	$57,983	3,035	—	61,018
U.S. government sponsored agency securities	152,546	624	4	153,166
Municipal securities	6	—	—	6

Total	$210,535	3,659	4	214,190

Summary of Fair Value and Gross Unrealized Losses of those Securities Available for Sale

The following table presents a summary of the fair value and gross unrealized losses of those securities available for sale which had unrealized losses at September 30, 2013. Dollar amounts are expressed in thousands.

	Less than 12 months		12 months or longer
	Estimated Fair Value	Gross unrealized Losses	Estimated fair value	Gross unrealized losses
Corporate debt securities	$15,896	692	$—	—
U.S. government sponsored agency securities	73,347	3,045	18,800	1,200

Total	$89,243	3,737	$18,800	1,200

Scheduled Maturities of Securities Available for sale

The scheduled maturities of securities available for sale at September 30, 2013, are presented in the following table. Dollar amounts are expressed in thousands.

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Due in less than one year	$60,720	178	—	60,898
Due from one to five years	105,806	2,626	126	108,306
Due from five to ten years	11,895	—	586	11,309
Due after ten years	76,408	—	4,225	72,183

Total	$254,829	2,804	4,937	252,696

Principal Balances of Pledged Securities Available for Sale

The principal balances of securities available for sale that are pledged to secure certain obligations of the Bank as of September 30 are as follows. Dollar amounts are expressed in thousands.

	September 30, 2013
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
FRB advance commitments	$3,000	18	—	3,018

	September 30, 2012
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
FRB advance commitments	$3,037	95	—	3,132